Investment Strategy	May 23, 2024
Baillie Gifford U.S. Discovery Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]
1.	The following statement in the fifth paragraph of the section titled “Principal Investment Strategies” relating to the Fund in the “Fund Summaries” section of the Prospectus is hereby deleted:

The Fund intends to operate as a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries, or sectors.